UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07444

American Strategic Income Portfolio, Inc. III
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

American Strategic Income Portfolio III
November 30, 2005 (unaudited)

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) - 4.6%
Fixed Rate - 4.6%
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18		$ 5,317,140	$ 5,478,639	$ 5,344,044
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30		444,359	455,975	479,547
Federal National Mortgage Association, 6.00%, 10/1/16		416,746	418,981	425,969
Federal National Mortgage Association, 5.50%, 2/1/17		809,482	807,577	814,695
Federal National Mortgage Association, 5.50%, 6/1/17		475,022	477,364	477,782
Federal National Mortgage Association, 5.00%, 9/1/17		744,488	746,433	734,526
Federal National Mortgage Association, 5.00%, 11/1/17		1,469,149	1,476,802	1,449,492
Federal National Mortgage Association, 6.50%, 6/1/29		1,174,381	1,166,561	1,204,551
Federal National Mortgage Association, 7.50%, 4/1/30		139,339	134,720	146,585
Federal National Mortgage Association, 7.50%, 5/1/30		218,614	211,380	229,982
Federal National Mortgage Association, 8.00%, 5/1/30		73,203	72,291	77,924
Federal National Mortgage Association, 8.00%, 6/1/30		241,376	238,368	256,945

Total U.S. Government Agency Mortgage-Backed Securities			11,685,090	11,642,041

Private Mortgage-Backed Security (d) - 0.0%
Fixed Rate - 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	07/30/93	216,375	111,059	---

Whole Loans and Participation Mortgages (c) (d) - 109.7%
Commercial Loans - 43.7%
150 North Pantano I, Tucson, AZ, 7.49% 2/1/08 (f)	01/07/05	3,525,000	3,525,000	3,568,298
150 North Pantano II, Tucson, AZ, 14.88% 2/1/08 (f)	01/07/05	440,000	440,000	453,200
2700 Minnehaha, Minneapolis, MN, 6.00%, 4/1/10 (b)	03/02/05	1,863,335	1,863,335	1,902,895
4295/4299 San Felipe Associates LP, Houston, TX, 8.33%, 8/1/06	07/12/00	5,062,303	5,062,303	5,062,303
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (b)(f)	04/08/04	3,800,000	3,800,000	3,767,258
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 (b)	12/18/02	5,129,557	5,129,557	5,334,739
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (b)	08/02/04	3,353,989	3,353,989	3,411,426
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (b)	06/28/04	3,419,395	3,419,395	3,402,277
Duncan Office Building, Olympia, WA, 7.88%, 6/1/08	05/19/98	595,972	595,972	613,851
France Avenue Business Park II, Brooklyn Park, MN, 7.40%, 10/1/12 (b)	09/12/02	4,476,353	4,476,353	4,700,170
Holiday Village Shopping Center, Park City, UT, 7.15%, 11/1/07 (b)	11/12/02	4,691,266	4,691,266	4,826,830
INA Corporate Land, Tucson, AZ, 7.52%, 4/1/07 (f)	03/03/05	4,985,620	4,985,620	4,985,620
Indian Street Shoppes, Stuart, FL, 7.88%, 2/1/09 (b)	01/27/99	2,131,929	2,131,929	2,217,206
Jackson Street Warehouse, Phoenix, AZ, 8.53%, 7/1/07 (b)	06/30/98	2,745,689	2,745,689	2,800,603
Jefferson Office Building, Olympia, WA, 7.38%, 12/1/13	11/05/98	773,669	773,669	812,352
Jillys American Grill, Scottsdale, AZ, 6.47%, 9/1/08 (f)	08/19/05	1,810,000	1,810,000	1,828,100
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (b)	11/01/04	4,119,137	4,119,137	4,152,165
Osborn Medical Plaza, Phoenix, AZ, 7.54%, 12/1/07 (b)	11/19/04	7,429,056	7,429,056	7,573,678
Pacific Shores Mobile Home Park II, Newport, OR, 11.00%, 10/1/06	09/27/96	524,876	522,252	530,125
Plaza Las Glorias, Penasco, Sonera, Mexico, 7.93%, 12/1/07 (f)	12/01/04	3,000,000	3,000,000	3,000,000
Preston Trail Village I, Dallas, TX, 7.37%, 12/1/07	11/18/05	17,300,000	17,300,000	17,646,000
Preston Trail Village II, Dallas, TX, 13.50%, 12/1/07	11/18/05	2,500,000	2,500,000	2,254,419
Rocky Point Land, Penasco, Sonera, Mexico, 8.00%, 4/1/06	09/28/05	208,998	208,998	208,998
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (b)	04/12/00	2,838,278	2,838,278	2,980,192
Spa Atlantis, Pompano Beach, FL, 7.27%, 10/1/08	09/30/05	19,500,000	19,500,000	19,695,000
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (b)	08/25/04	3,617,209	3,617,209	3,791,277
			109,839,007	111,518,982

Multifamily Loans - 63.5%
Archstone Vinings, Vinings, GA, 7.27%, 11/1/07 (f)	11/01/04	16,500,000	16,500,000	14,715,801
Arlington East Apartments I, Chattanooga, TN, 7.24%, 9/1/07 (b)(f)	08/02/04	2,560,000	2,560,000	2,585,600
Arlington East Apartments II, Chattanooga, TN, 14.88%, 9/1/07 (f)	08/02/04	320,000	320,000	315,682
Chateau Club Apartments I, Athens, GA, 7.27%, 6/1/07 (f)	05/18/04	6,000,000	6,000,000	6,001,200
Chateau Club Apartments II, Athens, GA, 11.88%, 6/1/07 (f)	05/18/04	500,000	500,000	32,290
Concorde Apartments, Chattanooga, TN, 6.28%, 5/1/10 (b)	04/30/03	4,822,636	4,822,636	4,951,419
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (b)	08/29/03	$ 2,546,801	$ 2,546,801	$ 2,674,141
Courtyards at Mesquite I, Mesquite, TX, 6.60%, 11/1/09	10/14/05	7,600,000	7,600,000	7,856,515
Courtyards at Mesquite II, Mesquite, TX, 8.00%, 11/1/09	10/14/05	2,850,000	2,850,000	2,716,902
Eastern Oaks Apartments I, Abilene, TX, 6.99%, 8/1/08 (f)	07/01/05	4,483,000	4,483,000	4,577,188
Eastern Oaks Apartments II, Abilene, TX, 9.88%, 8/1/08 (f)	07/01/05	953,000	953,000	893,009
El Dorado Apartments I, Tucson, AZ, 6.99%, 9/1/07 (b)	08/26/04	2,593,033	2,593,033	2,555,089
El Dorado Apartments II, Tucson, AZ, 14.90%, 9/1/07 (f)	08/24/04	500,000	500,000	456,027
Flint Ridge on the Lake Apartments I, Hillsborough, NC, 7.27%, 1/1/07 (b)(f)	12/19/03	5,840,000	5,840,000	5,867,933
Flint Ridge on the Lake Apartments II, Hillsborough, NC, 13.88%, 1/1/07 (f)	12/19/03	500,000	500,000	466,623
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (b)	12/24/03	1,439,816	1,439,816	1,511,807
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	64,854	64,854	67,649
Good Haven Apartments I, Dallas, TX, 7.27%, 9/1/07 (f)	08/24/04	6,737,000	6,737,000	6,802,908
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 (b)(f)	08/24/04	842,000	842,000	817,330
Grand Courtyards, Grand Prairie, TX, 9.90%, 2/10/09 (f)	01/28/04	7,215,000	7,215,000	6,755,097
Hidden Ridge I, Irving, TX, 7.02%, 8/1/06 (b)(f)	07/23/03	13,232,000	13,232,000	13,328,369
Hidden Ridge II, Irving, TX, 9.90%, 8/1/06 (f)	07/23/03	2,648,000	2,648,000	2,226,042
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (b)	03/25/04	3,475,066	3,475,066	3,445,874
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	03/25/04	99,405	99,405	104,375
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	1,045,028	1,045,028	1,097,279
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	64,854	64,854	67,649
Meridian Pointe Apartments, Kalispell, MT, 6.78%, 2/1/12	03/07/97	1,096,246	1,096,246	1,151,059
Nassau Lakes Apartments, Fernadina Beach, FL, 6.52%, 4/1/08 (f)	03/29/05	9,429,211	9,429,211	9,459,856
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	996,411	996,411	1,046,231
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	64,854	64,854	67,649
River Canyon Apartments, Canyon Country, CA, 19.90%, 1/1/07 (f)	06/28/05	3,300,000	3,300,000	2,996,994
Shelter Island Apartments, Las Vegas, NV, 7.63%, 12/1/08 (b)	11/04/98	12,409,639	12,409,639	12,906,024
Summer Lake Apartments, Fort Lauderdale, FL, 7.52%, 7/1/10 (f)	06/29/05	11,877,196	11,877,196	11,877,196
Tiffany Woods Apartments, Muskegon, MI, 7.27%, 10/1/07 (b)(f)	09/21/04	7,840,000	7,840,000	7,841,568
Tulsa Apartment Portfolio I, Tulsa, OK, 9.93%, 3/1/07 (e)(f)	02/27/03	6,790,000	6,790,000	4,753,000
Tulsa Apartment Portfolio II, Tulsa, OK, 9.93%, 3/1/07 (f)	02/27/03	8,230,000	8,230,000	5,761,000
Warwick West Apartments, Oklahoma City, OK, 14.90%, 9/1/07	09/01/04	1,974,196	1,974,196	1,929,201
Westchase Apartments, Austell, GA, 7.52%, 8/1/06 (b)(f)	08/12/03	6,700,000	6,700,000	4,690,000
WesTree Apartments, Colorado Springs, CO, 8.90%, 11/1/10 (b)	10/12/00	4,483,972	4,483,972	4,333,057
			170,623,218	162,102,633

Single Family Loans - 2.5%
3500 Anini Road, I loan, Hawaii, 6.41%, 7/1/07	06/08/05	5,525,000	5,525,000	5,249,217
Arbor, 7 loans, New York, 9.27%, 8/16/17	02/16/96	995,986	998,273	995,986
			6,523,273	6,245,203

Total Whole Loans and Participation Mortgages			286,985,498	279,866,818

Description of Security		Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

Preferred Stocks - 13.7%
Real Estate Investment Trusts - 13.7%
AMB Property Corp., Series L		97,000	$ 2,473,891	$ 2,384,260
AMB Property Corp., Series M		21,240	543,889	520,380
BRE Properties, Series C		93,600	2,362,220	2,325,960
BRE Properties, Series D		32,918	823,501	800,895
Capital Automotive		37,280	929,500	880,554
CarrAmerica Realty Corp., Series E		113,226	2,939,072	2,841,973
Developers Diversified Realty, Series G		400	10,380	10,120
Developers Diversified Realty, Series H		59,000	1,538,322	1,495,650
Developers Diversified Realty, Series I		59,000	1,535,170	1,486,800
Duke Realty Corp., Series J		94,000	2,361,279	2,225,920
Duke Realty Corp., Series K		20,956	535,385	511,117
Equity Residential Properties, Series N		125,000	3,150,150	3,025,000
Health Care Properties, Series E		14,990	385,068	378,498
Health Care Properties, Series F		60,000	1,515,590	1,500,000
Kimco Realty, Series F		15,000	378,000	378,300
Post Properties, Series B		1,600	39,940	40,272
Prologis Trust, Series F		54,580	1,384,051	1,357,405
Prologis Trust, Series G		65,210	1,654,640	1,613,295
PS Business Parks, Inc., Series H		59,610	1,487,689	1,460,445
PS Business Parks, Inc., Series I		35,000	864,224	850,500
PS Business Parks, Inc., Series L		20,000	488,475	471,000
PS Business Parks, Inc., Series M		7,000	$ 179,550	$ 176,050
Public Storage Inc., Series A		38,000	921,909	852,340
Public Storage Inc., Series X		59,000	1,481,819	1,364,080
Public Storage Inc., Series Z		30,000	746,643	681,000
Realty Income Corp., Series D		3,700	96,015	93,647
Regency Centers Corp., Series C		68,424	1,769,778	1,714,021
Regency Centers Corp., Series D		50,000	1,243,000	1,196,875
Vornado Realty Trust, Series E		7,400	186,598	185,592
Vornado Realty Trust, Series F		65,000	1,605,424	1,550,900
Vornado Realty Trust, Series G		30,000	727,003	706,500

Total Preferred Stocks			36,358,175	35,079,349

Total Investments in Unaffiliated Securities			335,139,822	326,588,208

Short-Term Investments - 2.3%
First American Prime Obligations Fund, Class Z (g)		5,942,792	5,942,791	5,942,791

Total Investments in Securities (h) - 130.3%			$ 341,082,613	$ 332,530,999

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages and mortgage servicing rights) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques general consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The fund's investments in whole loans (single family, multifamily, and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages and mortgage servicing rights are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

As of November 30, 2005 the fund held fair valued securities with a value of $279,866,818 or 109.7% of net assets.

(b)	On November 30, 2005, securities valued at $130,010,968 were pledged as collateral for the following outstanding reverse repurchase agreements:
	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$10,694,007	11/10/05	4.10%	12/12/05	$ 38,974	(1)
	52,800,000	11/1/05	4.97%	12/1/05	218,460	(2)
	14,000,000	11/16/05	5.02%	12/1/05	29,254	(2)
	$77,494,007				$286,688
	* Interest rate as of November 30, 2005. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.
	Name of broker and description of collateral:
	(1) Morgan Stanley:
	Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $5,317,140 par
	Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $444,359 par
	Federal National Mortgage Association, 6.00%, 10/1/16, $416,746 par
	Federal National Mortgage Association, 5.50%, 2/1/17, $809,482 par
	Federal National Mortgage Association, 5.50%, 6/1/17, $475,022 par
	Federal National Mortgage Association, 5.00%, 9/1/17, $744,488 par
	Federal National Mortgage Association, 5.00%, 11/1/17, $1,469,149 par
	Federal National Mortgage Association, 6.50%, 6/1/29, $1,174,381 par
	Federal National Mortgage Association, 7.50%, 4/1/30, $139,339 par
	Federal National Mortgage Association, 7.50%, 5/1/30, $218,614 par
	Federal National Mortgage Association, 8.00%, 5/1/30, $73,203 par
	Federal National Mortgage Association, 8.00%, 6/1/30, $241,376 par
	(2) Morgan Stanley:
	2700 Minnehaha, 6.00%, 4/1/10, $1,863,335 par
	8324 East Hartford Drive I, 5.15%, 5/1/09, $3,800,000 par
	Academy Spectrum, 7.73%, 5/1/09, $5,129,557 par
	Arlington East Apartments I, 5.90%, 9/1/07, $2,560,000 par
	Biltmore Lakes Corporate Center, 6.00%, 9/1/06, $3,353,989 par
	Carrier 360, 5.40%, 7/1/09, $3,419,395 par
	Concorde Apartments, 6.28%, 5/1/10, $4,822,636 par
	Country Villa Apartments, 6.90%, 9/1/13, $2,546,801 par
	El Dorado Apartments I, 6.99%, 9/1/07, $2,593,033 par
	Flint Ridge on the Lake Apartments I, 7.27%, 1/1/07, $5,840,000 par
	France Avenue Business Park II, 7.40%, 10/1/12, $4,476,353 par
	Geneva Village Apartments I, 7.00%, 1/1/14, $1,439,816 par
	Good Haven Apartments I, 5.48%, 9/1/07, $6,737,000 par
	Hidden Ridge I, 7.02%, 8/1/06, $13,232,000 par
	Holiday Village Shopping Center, 7.15%, 11/1/07, $4,691,266 par
	Indian Street Shoppes, 7.88%, 2/1/09, $2,131,929 par
	Jackson Street Warehouse, 8.53%, 7/1/07, $2,745,689 par
	Lions Park Apartments I, 5.20%, 4/1/09, $3,475,066 par
	North Austin Business Center, 5.65%, 11/1/11, $4,119,137 par
	Osborn Medical Plaza, 7.54%, 12/1/07, $7,429,056 par
	Shelter Island, 7.63%, 12/1/08, $12,409,639 par
	Shoppes at Jonathan's Landing, 7.95%, 5/1/10, $2,838,278 par
	Tatum Ranch Center, 6.53%, 9/1/11, $3,617,209 par
	Tiffany Woods Apartments, 7.27%, 10/1/07, $7,840,000 par
	Westchase Apartments, 7.52%, 8/1/06, $6,700,000 par
	WesTree Apartments, 8.90%, 11/1/10, $4,483,972 par

The Fund has entered into a lending commitment with Morgan Stanley. The agreement permits the Fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral. The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

(c)

Interest rates on commercial and multifamily loans are the rates in effect on November 30, 2005. Interest rates and maturity dates disclosed on single family Loans represent the weighed average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2005.

(d)

Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(e)	Security is in default.
(f)

Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate in effect as of November 30, 2005.

(g)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund
(h)

On November 30, 2005, the cost of investments in securities was $341,082,613. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

	Gross unrealized appreciation				$3,701,474
	Gross unrealized depreciation				(12,253,088)
	Net unrealized depreciation				$(8,551,614)

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006